Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	American Integrity Insurance Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42634
Entity Tax Identification Number	33-2925846
Entity Address, Address Line One	3000 Bayport Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	880-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AII
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002007587